Fair Value Measurements (Details) - EBP 004 - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 7,019.2	$ 6,362.9
Cash Equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	15.2	21.1
Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,470.9	1,546.1
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	208.0	195.4
Bonds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	44.8	37.0
U.S. Government Issued Securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	21.0	20.6
Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	4,890.5	4,222.8
Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	368.8	319.9
Quoted Prices in Active Markets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	2,057.4	2,082.5
Quoted Prices in Active Markets (Level 1) | Cash Equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	15.2	21.1
Quoted Prices in Active Markets (Level 1) | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,470.9	1,546.1
Quoted Prices in Active Markets (Level 1) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	208.0	195.4
Quoted Prices in Active Markets (Level 1) | Bonds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.0	0.0
Quoted Prices in Active Markets (Level 1) | U.S. Government Issued Securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.0	0.0
Quoted Prices in Active Markets (Level 1) | Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.0	0.0
Quoted Prices in Active Markets (Level 1) | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	363.3	319.9
Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	4,961.8	4,280.4
Significant Other Observable Inputs (Level 2) | Cash Equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.0	0.0
Significant Other Observable Inputs (Level 2) | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.0	0.0
Significant Other Observable Inputs (Level 2) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.0	0.0
Significant Other Observable Inputs (Level 2) | Bonds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	44.8	37.0
Significant Other Observable Inputs (Level 2) | U.S. Government Issued Securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	21.0	20.6
Significant Other Observable Inputs (Level 2) | Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	4,890.5	4,222.8
Significant Other Observable Inputs (Level 2) | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	5.5	0.0
Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.0	0.0
Significant Unobservable Inputs (Level 3) | Cash Equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.0	0.0
Significant Unobservable Inputs (Level 3) | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.0	0.0
Significant Unobservable Inputs (Level 3) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.0	0.0
Significant Unobservable Inputs (Level 3) | Bonds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.0	0.0
Significant Unobservable Inputs (Level 3) | U.S. Government Issued Securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.0	0.0
Significant Unobservable Inputs (Level 3) | Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.0	0.0
Significant Unobservable Inputs (Level 3) | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0.0	$ 0.0